Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2024
Accrued Expenses and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

14. ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Payroll and welfare payables	5,753	4,856	666
Loans from third parties (iii)	17,819	4,787	656
Payable to Wuyi (i)	5,200	-	-
Payable to Anhui Juhu (iv)	-	200	27
Other payables	662	-	-
Interest payables	1,100	-	-
Customer deposit	334	363	50
Payables for purchase of property, plant and equipment	1,311
Accrued expenses	332	334	46
Deferred consideration in relation to investment (ii)	2,300	2,300	315
Others	420	441	59
	35,231	13,281	1,819

(i)	The payable to Wuyi is discussed in Note 16 - Loan payables.
(ii)	In June 2021, AHYS and Youpin entered into an equity transfer agreement (“the Agreement”) with Ningbo Tuowei Equity Investment Partnership (Limited Partnership) (“Ningbo Tuowei”), the shareholder who owned 0.5533% share equity of Youpin. pursuant to which Ningbo Tuowei is entitled to transfer its all 0.5533% share equity of Youpin for a total consideration of RMB6,000 to AHYS. As of December 31, 2024, the outstanding balance of this deferred consideration in relation to investment is RMB2,300 (US$315), refer to Note 23- Subsequent events.

(iii)	As of February 29, 2024, all loan from third parties are classified as current liabilities, as they mature within one year. The outstanding interest payable on these borrowings amounts to approximately RMB 200

(iii)	In February 2023, Youpin was sued by Anhui Juhu Doors & Windows Technology Co., Ltd. for alleged unpaid rent amounting to RMB3,245 (approximately $457). As defendant, Youpin reached a settlement agreement on July 29, 2024, which established the final payable amount at RMB2,000. As at 31 December 2024, the Group had RMB 200 of litigation payments remaining to be paid. Consequently, the Company has reclassified this obligation from commitments and contingencies to accrued expenses and other liabilities in the consolidated financial statements.